CONTRACTUAL COMMITMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Industrials
Disclosure of operating segments [line items]
Contractual capital commitments	$ 182	$ 253
Infrastructure services
Disclosure of operating segments [line items]
Contractual capital commitments	250	693
Business services
Disclosure of operating segments [line items]
Contractual capital commitments	$ 88	$ 28